Schedule of auditor of company and network firms (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Audit fees	$ 308,000	$ 382,000	$ 200,000
Audit – related fees	80,000	130,000	207,000
Tax fees
All other fees
Total	$ 388,000	$ 512,000	$ 407,000